Shareholders equity	12 Months Ended
Dec. 31, 2021
Shareholders' equity
Shareholders' equity

Note 18 – Shareholders’ equity

(a)	Share capital

The Company’s authorized capital stock includes an unlimited number of common shares (191,334,392 common shares issued and outstanding as at December 31, 2021) having no par value and preferred shares issuable in series (issued - nil).

Changes in share capital in the year ended December 31, 2021 and 2020 were as follows:

	Number
	of shares	Amount
Balance at January 1, 2020	189,381,388	$5,390.7
At-the-market equity offering	1,054,800	133.7
Exercise of stock options	150,482	9.7
Vesting of restricted share units	42,328	3.7
Dividend reinvestment plan	327,478	42.3
Balance at December 31, 2020	190,956,476	$5,580.1
Exercise of stock options	5,614	$0.5
Vesting of restricted share units	58,457	6.1
Dividend reinvestment plan	313,845	41.8
Balance at December 31, 2021	191,334,392	$5,628.5

(b)	At-the-Market Equity Program

On May 11, 2020, the Company established a new at-the-market equity program (the “ATM Program”) permitting the Company to issue up to an aggregate of $300 million worth of common shares from treasury at prevailing market prices to the public through the Toronto Stock Exchange, the New York Stock Exchange or any other marketplace on which the common shares are listed, quoted or otherwise trade. The previous at-the-market program, which permitted the Company to issue up to an aggregate of $200 million worth of common shares, was terminated on April 28, 2020 when the Company renewed its base shelf prospectus. The volume and timing of distributions under the ATM Program is determined at the Company’s sole discretion, subject to applicable regulatory limitations and blackout periods. The ATM Program will be effective until May 28, 2022 unless terminated prior to such date by the Company.

In 2021, the Company did not issue any common shares under its ATM Program. In 2020, the Company issued 1,054,800 common shares under the ATM Program and the Company’s previous at-the-market equity program at an average price per common share of $128.96. The gross proceeds to the Company from these issuances were $136.0 million, and the net proceeds were $133.7 million after deducting agent commission costs of $1.4 million and other share issuance costs of $0.9 million.

(c)	Dividends

In 2021, the Company declared dividends of $1.16 per common share (2020 - $1.03 per common share).

Dividends paid in cash and through the Company’s Dividend Reinvestment Plan (“DRIP”) were as follows:

	2021	2020
Cash dividends	$179.6	$154.9
DRIP dividends	41.8	42.3
	$221.4	$197.2
(d)	Stock-based payments

On March 7, 2018, the Company’s Board of Directors adopted an amended and restated share compensation plan covering both stock options and RSUs effective May 9, 2018 (the “Plan”). Pursuant to the Plan, the Company may grant incentive stock options to directors, officers, employees and consultants at the discretion of the Board of Directors. The exercise price and vesting period of any option is fixed by the Board of Directors on the date of grant. The term of options is at the sole discretion of the Board of Directors but may not exceed ten years from the date of grant. Options expire on the earlier of the expiry date or the date of termination and are non-transferable. The options granted will be adjusted in the event of an amalgamation, rights offering, share consolidation or subdivision or other similar adjustments of the share capital of the Company. The aggregate number of common shares that may be issued under the Plan is limited to 9,700,876 common shares. Within any one-year period, the number of common shares issued to any single insider participant under the Plan shall not exceed 5% of the common shares then issued and outstanding.

Options to purchase common shares of the Company granted during the years ended December 31, 2021 and 2020 were as follows:

	2021			2020
		Weighted			Weighted
		average exercise			average exercise
	Number	price		Number	price
Stock options outstanding, at January 1	745,962	C$	90.08	836,427	C$	80.01
Granted	81,698	C$	168.43	61,594	C$	171.33
Exercised	(5,614)	C$	87.60	(150,482)	C$	67.13
Forfeited	—	C$	—	(1,577)	C$	112.84
Stock options outstanding, at December 31	822,046	C$	97.88	745,962	C$	90.08

Exercisable stock options, at December 31	664,589	C$	83.03	596,402	C$	76.14

Options granted in 2021 have a ten-year term and vest over five years in equal portions on the anniversary of the grant date. Options granted in 2020 have a ten-year term and vest over three years in equal portions on the anniversary of the grant date. The fair value of stock options granted in 2021 was $2.5 million (2020 – $1.7 million), based on a weighted average fair value of C$37.96 per stock option (2020 - C$36.67 per stock option) based on the following assumptions:

	2021	2020
Risk-free interest rate	1.21%	0.39%
Expected dividend yield	0.91%	0.78%
Expected price volatility of the Company’s common shares	29.1%	28.8%
Expected life of the option	4 years	4 years
Forfeiture rate	0%	0%

In the year ended December 31, 2021, an expense of $2.1 million (2020 - $2.2 million) related to stock options has been included in the consolidated statement of income and other comprehensive income, and $0.1 million (2020 - $0.1 million) was capitalized to royalty, stream and working interests. As at December 31, 2021, there was $3.3 million (2020 – $2.9 million) of total unrecognized non-cash stock-based compensation relating to stock options granted under the Plan, which is expected to be recognized over a weighted average period of 2.5 years (2020 – 1.7 years).

Options to purchase common shares outstanding at December 31, 2021, exercise prices and weighted average lives to maturity as follows:

			Weighted
Exercise	Options	Options	average life
price	outstanding	exercisable	(years)
C$40.87	32,451	32,451	1.94
C$46.17	75,000	75,000	1.63
C$55.58	17,397	17,397	0.95
C$58.67	20,000	20,000	3.64
C$59.52	33,876	33,876	2.95
C$65.76	55,853	55,853	3.95
C$75.45	120,074	120,074	4.94
C$88.76	45,082	45,082	6.64
C$94.57	90,409	90,409	6.95
C$100.10	84,523	84,523	5.94
C$129.32	104,089	69,393	7.95
C$168.43	81,698	—	9.94
C$171.33	61,594	20,531	8.94
	822,046	664,589	5.85
(e)	Restricted share units

Changes in the number of RSUs outstanding during the years ended December 31, 2021 and 2020 were as follows:

	2021			2020
	Performance-	Time-based		Performance-	Time-based
	based RSUs	RSUs	Total RSUs	based RSUs	RSUs	Total RSUs
Balance at beginning of year	66,996	35,712	102,708	65,972	43,006	108,978
Granted	38,803	15,840	54,643	22,519	14,546	37,065
Settled	(39,005)	(19,452)	(58,457)	(20,883)	(21,445)	(42,328)
Forfeited	-	-	-	(612)	(395)	(1,007)
Balance at end of year	66,794	32,100	98,894	66,996	35,712	102,708

The fair value of the RSUs granted in 2021 was $7.2 million (2020 - $5.0 million). Included in the Company’s stock-based compensation expense is an amount of $6.3 million (2020 – $3.4 million) relating to RSUs. In addition, $0.2 million related to the RSUs was capitalized to royalty, stream and working interests (2020 – $0.1 million). As at December 31, 2021, there is $8.7 million (2020 – $7.7 million) of total unrecognized non-cash stock-based compensation expense relating to non-vested RSUs granted under the Plan, which is expected to be recognized over a weighted average period of 2.2 years (2020 – 2.1 years).

(f)	Deferred Share Unit Plan

Changes in the number of DSUs outstanding during the years ended December 31, 2021 and 2020 were as follows:

	2021	2020
Balance at beginning of year	119,025	104,740
Granted	15,416	14,285
Settled	(26,806)	-
Balance at end of year	107,635	119,025

The value of the DSU liability as at December 31, 2021 was $14.9 million (2020 - $14.9 million).

(g)	Outstanding Stock Options and Restricted Share Units

The following table sets out the maximum shares that would be outstanding if all of the stock options and RSUs at December 31, 2021 and 2020 were exercised:

	2021	2020
Common shares outstanding	191,334,392	190,956,476
Stock options	822,046	745,962
Restricted Share Units	98,894	102,708
	192,255,332	191,805,146